FOREIGN EXCHANGE LOSS/(GAIN), NET	12 Months Ended
Dec. 31, 2022
Foreign Currency [Abstract]
FOREIGN EXCHANGE LOSS/(GAIN), NET	FOREIGN EXCHANGE LOSS/(GAIN), NET

year ended December 31	2022	2021	2020
(millions of Canadian $)

Derivative instruments held for trading (Note 28)	151	(37)	(93)
Other	34	27	65
	185	(10)	(28)